Deposits, Prepayments and Other Current Assets, Net - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Deposits for office spaces leases		$ 91	$ 89
Advance to vendors	[1]	1,015	223
Deductible VAT tax		688	567
Other current assets	[2]	88	462
Deposits, prepayments and other current assets, cost		1,882	1,341
Less: bad debt provision
Deposits, prepayments and other current assets, net		$ 1,882	$ 1,341

[1]	Advance to vendors mainly consists of advance payments to suppliers of cooling containers, and the containers will be delivered in the next year.
[2]	Other current assets mainly consist of the advance payment to the power supplier in connection with the Company’s self-mining and tax refund.